CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Contingencies
CONTINGENCIES

ASC tax claim

On January 2, 2015, the Company acquired ASC Holdings Limited and ASC Bolivia LDC (which together, hold ASC Bolivia LDC Sucursal Bolivia, which in turn, held Apogee Silver Ltd.’s (“Apogee”) joint venture interest in the Pulacayo Project) and Apogee Minerals Bolivia S.A. Pursuant to the terms of the Agreement, Prophecy agreed to assume all liabilities of these former Apogee subsidiaries, including legal and tax liabilities associated with the Pulacayo Project.  During Apogee’s financial year ended June 30, 2014, it received notice from the Servicio de Impuestos Nacionales, the national tax authority in Bolivia, that ASC Bolivia LDC Sucursal Bolivia, now the Company’s wholly-owned subsidiary, owed approximately Bs42,000,000 ($8,121,918) in taxes, interest and penalties relating to a historical tax liability in an amount originally assessed at approximately $760,000 in 2004, prior to Apogee acquiring the subsidiary in 2011.  Apogee disputed the assessment and disclosed to the Company that it believed the notice was improperly issued.  The Company continued to dispute the assessment and hired local legal counsel to pursue an appeal of the tax authority’s assessment on both substantive and procedural grounds. On May 26, 2015, the Company received a positive Resolution issued by the Bolivian Constitutional Court that among other things, declared null and void the previous Resolution of the Bolivian Supreme Court issued in 2011 (that imposed the tax liability on ASC Bolivia LDC Sucursal Bolivia) and sent the matter back to the Supreme

Court to consider and issue a new Resolution. The Company plans to continue to vigorously defend its position and make submissions to the Supreme Court during the new hearing.   Based on these developments, the tax claim amount of $8,121,918 (2017 - 7,541,016, 2016 - $7,060,690) was classified as non-current liabilities.

Red Hill tax claim

During the year ended December 31, 2014, the Company’s wholly-owned subsidiary, Red Hill Mongolia LLC (“Red Hill”) was issued a letter from the Sukhbaatar District Tax Division notifying it of the results of the Sukhbaatar District Tax Division’s VAT inspection of Red Hill’s 2009-2013 tax imposition and payments that resulted in validating VAT credits of only MNT235,718,533 from Red Hill’s claimed VAT credit of MNT2,654,175,507. Red Hill disagreed with the Sukhbaatar District Tax Division’s findings as the tax assessment appeared to the Company to be unfounded.  The Company disputed the Sukhbaatar District Tax Division’s assessment and submitted a complaint to the Capital City Tax Tribunal.  On March 24, 2015, the Capital City Tax Tribunal resolved to refer the matter back to the Sukhbaatar District Tax Division for revision and separation of the action between confirmation of Red Hill’s VAT credit, and the imposition of the penalty/deduction for the tax assessment.

The Sukhbaatar District Tax Division appealed the Capital City Tax Tribunal’s resolution to the General Tax Tribunal office but was denied on June 4, 2015 on procedural grounds.  As a result, the Sukhbaatar District Tax Division implemented the Capital City Tax Tribunal’s resolution on June 25, 2015, finding: (1) with respect to confirmation of Red Hill’s VAT credit, that after inspection the amount was to be MNT235,718,533; and (2) with respect to the imposition of the penalty/deduction for the tax assessment, that no penalty was to be issued but that Red Hill’s loss to be depreciated and reported was to be MNT1,396,668,549 in 2010 and MNT4,462,083,700 in 2011.  The Company continued to dispute the Sukhbaatar District Tax Division’s assessment and delivered a complaint to Capital City Tax Tribunal on July 24, 2015. Due to the uncertainty of realizing the VAT balance, the Company has recorded an impairment charge for the full VAT balance in the year ended December 31, 2015.

At this time there is no change in the VAT claim. Red Hill has submitted a complaint concerning this long delay to the General Tax office and the Ministry of Finance. Following the submittal, the City tax tribunal officer responded and informed Red Hill that a hearing will be scheduled soon.

Red Hill is working with its external lawyer to give additional documents to the City tax tribunal before the hearing to solidify the case.

As there were no changes from January 1 to December 31, 2018, the impaired value of $Nil for the VAT receivable remains unchanged.